Description Of The Business And Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Description Of The Business And Summary Of Significant Accounting Policies

Note 1:  Description of the Business and Summary of Significant Accounting Policies

The Business

eMagin Corporation (the "Company") designs, develops, manufactures, and markets OLED (organic light emitting diode) on silicon microdisplays and virtual imaging products which utilize OLED microdisplays. The Company's products are sold mainly in North America, Asia, and Europe.

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements of eMagin Corporation and its subsidiary reflect all adjustments, including normal recurring accruals, necessary for a fair presentation.  Certain information and footnote disclosure normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the Securities and Exchange Commission.  The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the audited consolidated financial statements contained in the Company's Annual Report on Form 10-K/A for the year ended December 31, 2010.  The results of operations for the period ended September 30, 2011 are not necessarily indicative of the results to be expected for the full year.

Use of Estimates

In accordance with accounting principles generally accepted in the United States of America, management utilizes certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis, management evaluates its estimates and judgments related to, among others, allowance for doubtful accounts, warranty reserves, inventory reserves, stock-based compensation expense, deferred tax asset valuation allowances, litigation, fair value of financial instruments and other loss contingencies. Management bases its estimates and judgments on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revenue and Cost Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, selling price is fixed or determinable and collection is reasonably assured.   Product revenue is generally recognized when products are shipped to customers.  The Company defers revenue recognition on products sold directly to the consumer with a maximum thirty day right of return.  Revenue is recognized upon the expiration of the right of return.

The Company also earns revenues from certain research and development ("R&D") activities (contract revenues) under both firm fixed-price contracts and cost-type contracts.  Revenues relating to firm fixed-price contracts and cost-type contracts are generally recognized on the percentage-of-completion method of accounting as costs are incurred (cost-to-cost basis).  Contract costs include all direct material and labor costs and an allocation of allowable indirect costs as defined by each contract, as periodically adjusted to reflect revised agreed upon rates. These rates are subject to audit by the other party.

Product warranty

The Company offers a one-year product replacement warranty. In general, the standard policy is to repair or replace defective products. The Company accrues for estimated returns of defective products at the time revenue is recognized based on historical activity as well as for specific known product issues. The determination of these accruals requires the Company to make estimates of the frequency and extent of warranty activity and estimate future costs to replace the products under warranty. If the actual warranty activity and/or repair and replacement costs differ significantly from these estimates, adjustments to cost of revenue may be required in future periods.

Research and Development Costs

Research and development costs are expensed as incurred.

Cash and cash equivalents

All highly liquid instruments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents.

Investments

Investments are certificates of deposit in financial institutions carried at cost on the accompanying balance sheet.

Concentration of credit risk

eMagin's products are sold mainly throughout North America, Asia, and Europe.  Sales to the Company's recurring customers are generally made on open account while sales to occasional customers are typically made on a prepaid basis.  eMagin performs periodic credit evaluations on its recurring customers and generally does not require collateral.  An allowance for doubtful accounts is maintained for credit losses.

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and short-term and long-term investments.  The Company's cash and cash equivalents are deposited with financial institutions which, at times, may exceed federally insured limits.  The Company has Certificates of Deposits ("CDs"), classified as short and long-term investments, which are federally insured. To date, the Company has not experienced any loss associated with this risk.

Warrant liability

eMagin accounts for its warrants that contain anti-dilution provisions for the holder as a liability.   The fair value of the warrant liability is estimated each period using the Monte Carlo Simulation approach using the following assumptions:  risk-free interest rate, expected volatility, expected life, and expected dividend yield.  The changes in the fair value of the warrant liability from period to period are recorded in other income and expense on the condensed consolidated statements of operations.